Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023 [1]
Current assets
Cash and cash equivalents	$ 9,676,328	$ 8,385,283
Restricted cash	58,008	59,426
Trade receivables	187,184	664,315
Other receivables	256,384	313,263
Inventories, net	709,345	934,779
Total current assets	10,887,249	10,357,066
Non-current assets
Property, plant and equipment, net	87,550	80,547
Right-of-use assets	328,310	460,300
Total non-current assets	415,860	540,847
Total assets	11,303,109	10,897,913
Current liabilities
Trade payables	348,988	501,424
Other payables	695,461	918,594
Lease liabilities	207,847	223,700
Warrants financial liability	1,555,632	1,075,808
Total current liabilities	2,807,928	2,719,526
Non-current liabilities
Lease liabilities	115,521	229,078
Employee benefits	203,409	202,151
Governmental liabilities on grants received	13,235	4,560
Total non-current liabilities	332,165	435,789
Total liabilities	3,140,093	3,155,315
Net assets	8,163,016	7,742,598
Equity
Issued capital	32,878,307	31,035,121
Reserves	(680,372)	(911,479)
Accumulated losses	(24,034,919)	(22,381,044)
Total equity	$ 8,163,016	$ 7,742,598

[1]	Restated throughout for presentation in US Dollars. See note 1 for further details.